Insurance (Short-Duration Contracts Historical Claims) (Details)	Dec. 31, 2016
Group Life - Term
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	78.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	20.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	0.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	0.20%
Group Life - Term | Asia
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	23.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	25.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	13.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	9.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	9.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	11.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Seven	18.80%
Group Long-Term Disability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	4.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	18.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	13.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	8.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	7.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	6.30%
Property & Casualty - Auto
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	38.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	31.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	14.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	8.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	4.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	1.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Seven	0.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Eight	0.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Nine	0.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Ten	0.10%
Property & Casualty - Home
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	78.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	16.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	2.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	1.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	0.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Seven	0.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Eight	0.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Nine	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Ten	0.00%
Protection Life
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	66.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	25.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	1.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Seven	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Eight	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Nine	0.00%
Protection Health
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	88.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	10.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	0.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Seven	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Eight	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Nine	0.10%